UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 13, 2002

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $66,875


List of Other Included Managers:

      No.         Form 13F File Number            Name

      02          28-10027                        Rexford Offshore, L.L.C.

      03          28-2826                         Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc            Com         00209A106    3,414     381,500 Sh        Defined     02,03       381,500  0    0
Compaq Computer Corp                  Com         204493100   12,832   1,227,900 Sh        Defined     02,03     1,227,900  0    0
Conoco Inc                            Com         208251504    2,340      80,200 Sh        Defined     02,03        80,200  0    0
Digene Corp                           Com         253752109   14,336     401,000 Sh        Defined     02,03       401,000  0    0
Elantec Semiconductor Inc             Com         284155108    4,089      95,600 Sh        Defined     02,03        95,600  0    0
Immunex Corp                          Com         452528102   17,796     588,100 Sh        Defined     02,03       588,100  0    0
Pennzoil-Quaker State Co              Com         709323109    3,746     174,500 Sh        Defined     02,03       174,500  0    0
Travelocity.com Inc                   Com         893953109    3,270     116,900 Sh        Defined     02,03       116,900  0    0
Tyco International Ltd                Com         902124106    3,232     100,000 Sh        Defined     02,03       100,000  0    0
Worldcom Inc, Worldcom Group          Com         98157D106    1,820     270,000 Sh        Defined     02,03       270,000  0    0